Consolidated Statements Of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 148,012	$ 153,690
Federal funds sold and securities purchased under resale agreements	21,692	18,890
Interest-bearing deposits with other banks (balance restricted for securitization investors of $272,592 at December 31, 2011 and $36,620 at December 31, 2010)	749,287	865,575
Available-for-sale securities, at fair value	1,291,797	1,496,302
Trading account securities	2,490	4,879
Federal Home Loan Bank and Federal Reserve Bank stock	100,434	82,407
Brokerage customer receivables	27,925	24,549
Mortgage loans held-for-sale, at fair value	306,838	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,686	14,785
Loans, net of unearned income, excluding covered loans	10,521,377	9,599,886
Covered loans	651,368	334,353
Total loans	11,172,745	9,934,239
Less: Allowance for loan losses	110,381	113,903
Less: Allowance for covered loan losses	12,977
Net loans (balance restricted for securitization investors of $411,532 at December 31, 2011 and $646,268 at December 31, 2010)	11,049,387	9,820,336
Premises and equipment, net	431,512	363,696
FDIC indemnification asset	344,251	118,182
Accrued interest receivable and other assets	444,912	366,438
Trade date securities receivable	634,047
Goodwill	305,468	281,190
Other intangible assets	22,070	12,575
Total assets	15,893,808	13,980,156
Liabilities and Shareholders' Equity
Non-interest bearing	1,785,433	1,201,194
Interest bearing	10,521,834	9,602,479
Total deposits	12,307,267	10,803,673
Notes payable	52,822	1,000
Federal Home Loan Bank advances	474,481	423,500
Other borrowings	443,753	260,620
Secured borrowings - owed to securitization investors	600,000	600,000
Subordinated notes	35,000	50,000
Junior subordinated debentures	249,493	249,493
Accrued interest payable and other liabilities	187,459	155,321
Total liabilities	14,350,275	12,543,607
Shareholders' Equity:
Series A - $1,000 liquidation value; 50,000 shares issued and outstanding at December 31, 2011 and December 31, 2010	49,768	49,640
Common stock, no par value; $1.00 stated value; 60,000,000 shares authorized; 35,981,950 shares and 34,864,068 shares issued at December 31, 2011 and 2010, respectively	35,982	34,864
Surplus	1,001,316	965,203
Treasury stock, at cost, 3,601 shares and no shares at December 31, 2011 and 2010, respectively	(112)
Retained earnings	459,457	392,354
Accumulated other comprehensive income (loss)	(2,878)	(5,512)
Total shareholders' equity	1,543,533	1,436,549
Total liabilities and shareholders' equity	$ 15,893,808	$ 13,980,156